Schedule of Investments (unaudited)	iShares® MSCI Denmark ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 7.8%
DSV A/S	72,087	$11,853,757

Banks — 7.0%
Danske Bank A/S	274,866	4,497,135
Jyske Bank A/S, Registered(a)	32,366	1,908,528
Ringkjoebing Landbobank A/S	14,951	1,821,265
Spar Nord Bank A/S	88,012	1,016,889
Sydbank AS	39,614	1,397,500
		10,641,317
Beverages — 4.6%
Carlsberg A/S, Class B	39,048	4,970,289
Royal Unibrew A/S	23,999	2,105,808
		7,076,097
Biotechnology — 5.6%
Bavarian Nordic A/S(a)(b)	48,112	1,444,230
Genmab A/S(a)	21,070	6,412,846
Zealand Pharma A/S(a)	47,153	671,301
		8,528,377
Building Products — 1.0%
Rockwool A/S, Class B	5,427	1,507,670

Chemicals — 5.5%
Chr Hansen Holding A/S	44,367	3,327,276
Novozymes A/S, Class B	79,884	5,072,194
		8,399,470
Commercial Services & Supplies — 1.0%
ISS A/S(a)	88,099	1,598,966

Construction & Engineering — 0.5%
Per Aarsleff Holding A/S	23,523	826,548

Electric Utilities — 4.4%
Orsted AS(c)	59,844	6,744,982

Electrical Equipment — 0.9%
NKT A/S(a)	27,254	1,335,369

Energy Equipment & Services — 0.9%
Drilling Co. of 1972 A/S (The)(a)	23,811	1,354,855

Food Products — 0.7%
Schouw & Co. A/S	13,048	995,318

Health Care Equipment & Supplies — 7.5%
Ambu A/S, Class B(b)	103,637	1,421,118
Coloplast A/S, Class B	45,430	5,401,541
Demant A/S(a)	48,113	2,117,734
GN Store Nord AS	63,542	2,505,624
		11,446,017
Independent Power and Renewable Electricity Producers — 6.2%
Vestas Wind Systems A/S	369,312	9,433,055

Insurance — 4.0%
Alm Brand A/S	688,197	1,175,219
Topdanmark AS	27,367	1,470,662
Tryg A/S	150,384	3,505,174
		6,151,055
IT Services — 0.3%
Trifork Holding AG	12,039	395,225

Security	Shares	Value

Life Sciences Tools & Services — 0.9%
Chemometec A/S	11,763	$1,332,354

Machinery — 1.0%
FLSmidth & Co. A/S	41,027	1,206,316
Nilfisk Holding A/S(a)	16,456	377,595
		1,583,911
Marine — 8.0%
AP Moller - Maersk A/S, Class A	1,289	3,720,518
AP Moller - Maersk A/S, Class B, NVS	2,033	5,957,467
D/S Norden A/S	31,771	1,322,061
Dfds A/S	28,545	1,115,620
		12,115,666
Oil, Gas & Consumable Fuels — 0.4%
TORM PLC, Class A(a)(b)	38,406	544,623

Pharmaceuticals — 24.3%
ALK-Abello AS(a)	78,953	1,574,860
H Lundbeck A/S	50,175	1,234,002
Novo Nordisk A/S, Class B	307,448	34,142,250
		36,951,112
Road & Rail — 0.3%
NTG Nordic Transport Group A/S, Class A(a)	10,708	521,825

Software — 2.5%
cBrain A/S	14,859	459,219
Netcompany Group A/S(a)(c)	25,267	1,525,749
SimCorp A/S	22,721	1,791,712
		3,776,680
Specialty Retail — 0.4%
Matas A/S	49,138	679,918

Textiles, Apparel & Luxury Goods — 2.2%
Pandora A/S	40,742	3,291,374

Tobacco — 0.7%
Scandinavian Tobacco Group A/S, Class A(c)	51,369	1,103,493

Trading Companies & Distributors — 0.5%
Solar A/S, Class B	7,417	763,214

Total Common Stocks — 99.1%
(Cost: $153,917,093)		150,952,248

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	2,310,764	2,310,764
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	60,000	60,000
		2,370,764
Total Short-Term Securities — 1.5%
(Cost: $2,370,552)		2,370,764

Total Investments in Securities — 100.6%
(Cost: $156,287,645)		153,323,012

Liabilities in Excess of Other Assets — (0.6)%		(989,765)

Net Assets — 100.0%		$152,333,247

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
May 31, 2022

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,386,728	$—	$(1,074,321	)(a)	$(1,889)	$246	$2,310,764	2,310,764	$29,959	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	—	(30,000	)(a)	—	—	60,000	60,000	67		—
					$(1,889)	$246	$2,370,764		$30,026		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	56	06/17/22	$1,358	$25,020

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,297,210	$148,655,038	$—	$150,952,248
Money Market Funds	2,370,764	—	—	2,370,764
	$4,667,974	$148,655,038	$—	$153,323,012
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$25,020	$—	$25,020

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3